INVESTMENTS IN OPERATING PARTNERSHIPS - Dispositions by series (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) item	Mar. 31, 2019 USD ($) item
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	49	38
Sale of Underlying Operating Partnership | item	10	4
Partnership Proceeds from Disposition * | $	$ 15,955,684	$ 3,666,586
Gain on Disposition | $	$ 15,973,739	$ 3,799,238
Series Twenty [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		2
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition * | $		$ 197,337
Gain on Disposition | $		$ 197,337
Series Twenty Two [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		3
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition * | $		$ 38,000
Gain on Disposition | $		$ 38,000
Series Twenty Three [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		3
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition * | $		$ 43,500
Gain on Disposition | $		$ 43,500
Series Twenty Four [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	4	1
Sale of Underlying Operating Partnership | item	0	0
Partnership Proceeds from Disposition * | $	$ 278,516	$ 23,678
Gain on Disposition | $	$ 278,516	$ 23,678
Series Twenty Six [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	5	1
Sale of Underlying Operating Partnership | item	0	0
Partnership Proceeds from Disposition * | $	$ 109,433	$ 10,500
Gain on Disposition | $	$ 109,433	$ 10,500
Series Twenty Seven [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2
Sale of Underlying Operating Partnership | item	1
Partnership Proceeds from Disposition * | $	$ 856,766
Gain on Disposition | $	$ 856,766
Series Twenty Eight [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	4	1
Sale of Underlying Operating Partnership | item	0	0
Partnership Proceeds from Disposition * | $	$ 73,248	$ 8,500
Gain on Disposition | $	$ 73,248	$ 8,500
Series Twenty Nine [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		2
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition * | $		$ 122,994
Gain on Disposition | $		$ 123,094
Series Thirty [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		5
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition * | $		$ 130,006
Gain on Disposition | $		$ 195,182
Series Thirty One [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	0	7
Sale of Underlying Operating Partnership | item	1	0
Partnership Proceeds from Disposition * | $	$ 619,800	$ 64,500
Gain on Disposition | $	$ 619,800	$ 105,794
Series Thirty Two [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2	0
Sale of Underlying Operating Partnership | item	0	1
Partnership Proceeds from Disposition * | $	$ 158,324	$ 539,088
Gain on Disposition | $	$ 159,553	$ 539,088
Series Thirty Three [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	0
Sale of Underlying Operating Partnership | item	1
Partnership Proceeds from Disposition * | $	$ 1,469,594
Gain on Disposition | $	$ 1,469,594
Series Thirty Four [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2
Sale of Underlying Operating Partnership | item	0
Partnership Proceeds from Disposition * | $	$ 284,500
Gain on Disposition | $	$ 284,500
Series Thirty Five [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2
Sale of Underlying Operating Partnership | item	0
Partnership Proceeds from Disposition * | $	$ 1,555,642
Gain on Disposition | $	$ 1,555,642
Series Thirty Six [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1	0
Sale of Underlying Operating Partnership | item	1	1
Partnership Proceeds from Disposition * | $	$ 581,982	$ 253,104
Gain on Disposition | $	$ 581,982	$ 253,104
Series Thirty Seven [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		0
Sale of Underlying Operating Partnership | item		1
Partnership Proceeds from Disposition * | $		$ 1,062,375
Gain on Disposition | $		$ 1,062,375
Series Thirty Eight [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2	1
Sale of Underlying Operating Partnership | item	1	0
Partnership Proceeds from Disposition * | $	$ 1,506,757	$ 7,000
Gain on Disposition | $	$ 1,506,757	$ 7,000
Series Forty [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	6	2
Sale of Underlying Operating Partnership | item	1	0
Partnership Proceeds from Disposition * | $	$ 2,962,372	$ 62,144
Gain on Disposition | $	$ 2,962,474	$ 62,144
Series Forty One [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	3	0
Sale of Underlying Operating Partnership | item	0	1
Partnership Proceeds from Disposition * | $	$ 28,040	$ 14,000
Gain on Disposition | $	$ 28,040	$ 14,000
Series Forty Two [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	3	2
Sale of Underlying Operating Partnership | item	0	0
Partnership Proceeds from Disposition * | $	$ 401,094	$ 54,322
Gain on Disposition | $	$ 401,094	$ 54,322
Series Forty Three [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1	4
Sale of Underlying Operating Partnership | item	1	0
Partnership Proceeds from Disposition * | $	$ 1,277,506	$ 401,938
Gain on Disposition | $	$ 1,277,506	$ 428,020
Series Forty Four [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2
Sale of Underlying Operating Partnership | item	2
Partnership Proceeds from Disposition * | $	$ 3,092,325
Gain on Disposition | $	$ 3,092,325
Series Forty Five [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	8	4
Sale of Underlying Operating Partnership | item	1	0
Partnership Proceeds from Disposition * | $	$ 656,785	$ 633,600
Gain on Disposition | $	$ 673,509	$ 633,600
Series Forty Six [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2
Sale of Underlying Operating Partnership | item	0
Partnership Proceeds from Disposition * | $	$ 43,000
Gain on Disposition | $	$ 43,000